Investments carried under the equity method (Tables)	6 Months Ended
Jun. 30, 2019
Investments carried under the equity method [Abstract]
Investments in associates
The table below shows the breakdown of the investments held in associates as of June 30, 2019 and December 31, 2018:

	Balance as of June 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Evacuación Valdecaballeros, S.L.	8,561	8,773
Myah Bahr Honaine, S.P.A.(*)	46,347	43,161
Pectonex, R.F. Proprietary Limited	1,437	1,485
ABY Infraestructuras, S.L.	1	-
Ca Ku A1, S.A.P.I. de CV (PTS)	-	-
Evacuación Villanueva del Rey, S.L	-	-
Amherst Island Partnership (**)	79,150	-
Total	135,496	53,419

(*) Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated condensed interim financial statements. Geida Tlemcen, S.L. is 50% owned by Atlantica.

(**) Amherst Island Partnership, the holding company owing 100% of Windlectric Inc., the project entity, is accounted for under the equity method (Note 5).